ACCOUNTS RECEIVABLE, NET	12 Months Ended
Sep. 30, 2025
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 5 — ACCOUNTS RECEIVABLE, NET

Accounts receivable, net, consists of the following:

	September 30, 2025	September 30, 2024

Accounts receivable	$11,719,890	$11,794,623
Less: allowance for doubtful accounts	(707,149)	(13,520)
Accounts receivable, net	$11,012,741	$11,781,103

The Company’s accounts receivable primarily includes balance due from customers when the Company’s products are sold and delivered to customers. Approximately $2.9 million or 26% of the net accounts receivable balance as of September 30, 2025 has been collected as of the date of the Company’s consolidated financial statements are released.

The following table summarizes the Company’s accounts receivable and subsequent collection by aging bucket:

Accounts Receivable by aging bucket	Balance as of September 30, 2025	Subsequent collection	% of subsequent collection

Less than 3 months	4,353,164	568,036	13%
From 4 to 6 months	2,569,282	425.057	17%
From 7 to 9 months	3,358,650	1,081,613	32%
From 10 to 12 months	3,488	-	0%
Over 1 year	1,435,306	842,815	59%
Total gross accounts receivable	11,719,890	2,917,521	25%
Allowance for doubtful accounts	(707,149)
Accounts Receivable, net	11,012,741	2,917,521	26%

Allowance for doubtful accounts movement is as follows:

	September 30, 2025	September 30, 2024

Beginning balance	$13,520	$13,004
Additions	693,822	-
Write-off uncollectible balance		-
Foreign currency translation adjustments	(193)	(516)
Ending balance	$707,149	$13,520

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS